SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

The Company evaluates subsequent events up until the date the consolidated financial statements are issued.
Dividend Declaration
On February 29, 2012, the Company’s board of directors declared a quarterly cash dividend of $0.33 per share of common stock. The dividend will be paid on March 30, 2012 to stockholders of record as of March 15, 2012.